Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Contractual Aging of the TDRs (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Troubled debt restructurings, non-accrual	$ 9,000	$ 19,000
Troubled debt restructuring, recorded investment	140,000	150,000
Financial Asset, 1 to 29 Days Past Due [Member]
Troubled debt restructurings, past due	131,000	131,000
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Troubled debt restructurings, non-accrual	9,000	19,000
Troubled debt restructuring, recorded investment	9,000	19,000
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Troubled debt restructuring, recorded investment	131,000	131,000
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Financial Asset, 1 to 29 Days Past Due [Member]
Troubled debt restructurings, past due	$ 131,000	$ 131,000